Other long-term assets and other long-term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Refundable value added tax on import	$ 6,099	$ 10,064
Long-term receivable	6,195	0
Other long-term assets	106	86
Total other long-term assets	$ 12,400	$ 10,150